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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]:  Amendment Number:


   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Chieftain Capital Management, Inc.

Address:  12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


         /s/ Thomas D. Stern         New York, New York         August 13, 2004
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $2,815,876 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
-----------------------   --------  -----------   --------  ---------------------  ----------  --------  -------------------------
                          TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER             CLASS       CUSIP      x $1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE      SHARED  NONE
-----------------------   --------  -----------   --------  ----------  ---  ----  ----------  --------  -----------  ------  ----
COMCAST CORP NEW          CL A SPL  20030N 20 0    700,025  25,354,054  SH         SOLE                  25,354,054

LABORATORY CORP AMER      COM NEW   50540R 40 9    498,858  12,565,681  SH         SOLE                  12,565,681
HOLDINGS

IRON MTN INC PA           COM       462846 10 6    456,892   9,467,300  SH         SOLE                   9,467,300

OXFORD HEALTH PLANS INC   COM       691471 10 6    370,574   6,732,817  SH         SOLE                   6,732,817

SHAW COMMUNI-             CL B      82028K 20 0    214,387  12,753,553  SH         SOLE                  12,753,553
CATIONS INC

CITIZENS COMMUNI-         COM       17453B 10 1    179,999  14,875,949  SH         SOLE                  14,875,949
CATIONS CO

ENCANA CORP               COM       292505 10 4    175,178   4,058,816  SH         SOLE                   4,058,816

UNITEDHEALTH GROUP INC    COM       91324P 10 2    121,341   1,949,247  SH         SOLE                   1,949,247

CAREMARK RX INC           COM       141705 10 3     62,270   1,890,405  SH         SOLE                   1,890,405

YANKEE CANDLE INC         COM       984757 10 4     36,352   1,242,794  SH         SOLE                   1,242,794
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